Share-based Payment Expense - Summary of Fair Value Assumptions (Detail) - 2014 Performance Share Plan [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Compensation Expense [line items]
Risk-free interest rate	(0.37%)	(0.43%)	(0.40%)
Expected volatility	23.20%	27.40%	30.10%